Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Ocean Biomedical Inc [Member]
Statement [Line Items]
Schedule of Earnings Per Share, Basic and Diluted

The net loss per share for the basic and diluted earnings calculations for the three months ended March 31, 2023 and 2022 is as follows (in thousands, except share and per share data):

	March 31, 2023	March 31, 2022
Income/(loss) available to common stockholders per share:
Net loss	$(67,401)	$(5,375)
Weighted average common shares outstanding:
Basic and diluted	24,822,033	23,355,432
Net loss per share – basic and diluted	$(2.72)	$(0.23)